Financial assets (Details) € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Financial assets
Purchase of financial assets	€ 59,171		€ 43,400
Proceeds from sale of financial assets	46,145		€ 52,383
Financial Assets	50,061				€ 36,138
USD term deposits
Financial assets
Purchase of financial assets	40,700	$ 44.0
Proceeds from sale of financial assets	38,100	$ 41.4
US Treasury Bills
Financial assets
Purchase of financial assets	18,500
Proceeds from sale of financial assets	8,000
Foreign Currency In Financial Assets
Financial assets
Financial Assets	34,600			$ 37.0
Current financial assets - Not generating exchange gain or loss
Financial assets
Financial Assets	€ 15,500